T. ROWE PRICE Moderate Allocation Portfolio
September 30, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 2.1%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 20
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 22
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 98
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 100,000 102
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 100,000 101
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 21,888 22
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 88
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 31
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  10,000 10
Carmax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 34
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 35,000 36
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Shares/Par $ Value
(Cost and value in $000s)
‡
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 100,000 101
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 100,000 100
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 100,000 101
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 25,000 24
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 100,000 97
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 40,000 38
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 23,625 24
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 62,725 59
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 71,328 74
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 50,000 51
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 100
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 102

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 98
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 62,378 63
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 25,000 26
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  25,000 25
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 233,088 233
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 35,960 36
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 100,000 93
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 6.551%, 1/15/36 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 25
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 40
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 90
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 15,000 15
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 15,000 15
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 100,000 103
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 31
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 250,000 251
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 24,899 25
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 24,823 24
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 85,596 82
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 233,026 233
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,938 100
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 100,000 100
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 102
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$4,272) 4,305
BOND MUTUAL FUNDS
 13.8%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 5.86% (2)(3) 869,605 8,218
T. Rowe Price Inflation Protected Bond
Fund - I Class, 2.93% (2)(3) 102,248 1,109
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.28% (2)(3) 45,509 430
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.37% (2)(3) 1,338,762 10,643
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.49% (2)(3) 851,065 7,276
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.81% (2)(3) 89,846 432
Total Bond Mutual Funds (Cost $28,276) 28,108
COMMON STOCKS
 52.4%
COMMUNICATION SERVICES  3.5%
Diversified Telecommunication
Services  0.3%
BT Group (GBP) (4) 84,176 167

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
KT (KRW)  3,726 114
Nippon Telegraph & Telephone (JPY)  247,600 254
535
Entertainment  0.5%
Liberty Media Corp-Liberty Live, Class
C (5) 2,095 108
Netflix (5) 1,044 740
Sea, ADR (5) 768 72
920
Interactive Media & Services  2.1%
Alphabet, Class A  1,781 295
Alphabet, Class C  13,089 2,188
LY (JPY)  20,900 61
Match Group (5) 672 25
Meta Platforms, Class A  2,699 1,545
NAVER (KRW)  699 90
Reddit, Class A (5) 450 30
Tencent Holdings (HKD)  1,200 67
Vimeo (5) 5,102 26
4,327
Media  0.2%
Comcast, Class A  6,134 256
CyberAgent (JPY)  10,900 78
WPP (GBP)  17,006 174
508
Wireless Telecommunication
Services  0.4%
T-Mobile U.S.  3,609 745
745
Total Communication Services 7,035
CONSUMER DISCRETIONARY  5.1%
Automobile Components  0.2%
Autoliv, SDR (SEK)  1,370 128
Denso (JPY)  10,500 158
Dowlais Group (GBP)  33,072 26
Magna International  2,638 109
Modine Manufacturing (5) 258 34
Stanley Electric (JPY)  3,100 58
513
Automobiles  0.5%
Honda Motor (JPY)  5,300 57
Suzuki Motor (JPY)  10,600 119
Tesla (5) 1,785 467
Toyota Motor (JPY)  15,600 280
923
Broadline Retail  1.6%
Alibaba Group Holding, ADR  508 54
Amazon.com (5) 15,647 2,915
Etsy (5) 17 1
Isetan Mitsukoshi Holdings (JPY)  6,000 94
Next (GBP)  1,519 199
Ollie's Bargain Outlet Holdings (5) 123 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Savers Value Village (5) 1,205 13
3,288
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 361 51
Duolingo (5) 46 13
Strategic Education  373 34
98
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  2,290 166
BJ's Restaurants (5) 64 2
Booking Holdings  152 640
Caesars Entertainment (5) 634 27
Cava Group (5) 250 31
Chipotle Mexican Grill (5) 3,733 215
Compass Group (GBP)  9,071 291
DoorDash, Class A (5) 582 83
Dutch Bros, Class A (5) 953 31
Hilton Worldwide Holdings  314 72
McDonald's  1,678 511
Papa John's International  805 43
Red Rock Resorts, Class A  556 30
Shake Shack, Class A (5) 381 39
Starbucks  880 86
Wyndham Hotels & Resorts  450 35
2,302
Household Durables  0.3%
Champion Homes (5) 636 60
Installed Building Products  84 21
Panasonic Holdings (JPY)  13,500 119
Persimmon (GBP)  4,582 101
Sony Group (JPY)  13,000 252
553
Specialty Retail  1.2%
Advance Auto Parts  869 34
AutoZone (5) 73 230
Burlington Stores (5) 118 31
Caleres  588 20
Carvana (5) 1,923 335
Five Below (5) 378 33
Floor & Decor Holdings, Class A (5) 83 10
Home Depot  673 273
Kingfisher (GBP)  50,598 218
Lowe's  1,040 282
O'Reilly Automotive (5) 158 182
RH (5) 105 35
Ross Stores  739 111
TJX  3,208 377
Tractor Supply  844 246
2,417
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  998 159
Kering (EUR)  284 82
Lululemon Athletica (5) 116 32

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Moncler (EUR)  2,188 139
NIKE, Class B  139 12
Samsonite International (HKD)  21,900 59
Skechers USA, Class A (5) 455 30
513
Total Consumer Discretionary 10,607
CONSUMER STAPLES  3.6%
Beverages  0.9%
Boston Beer, Class A (5) 121 35
Coca-Cola  9,811 705
Diageo (GBP)  4,692 164
Heineken (EUR)  2,025 180
Keurig Dr Pepper  12,109 454
Kirin Holdings (JPY)  4,400 67
PepsiCo  960 163
1,768
Consumer Staples Distribution &
Retail  0.5%
Dollar General  823 70
Dollar Tree (5) 1,630 115
Seven & i Holdings (JPY)  14,500 218
Walmart  8,461 683
Welcia Holdings (JPY)  1,900 27
1,113
Food Products  0.6%
Barry Callebaut (CHF)  34 63
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $14 (5)(6)(7) 732 3
Mondelez International, Class A  3,105 229
Nestle (CHF)  5,844 587
Post Holdings (5) 413 48
Simply Good Foods (5) 1,344 47
Utz Brands  1,734 30
Wilmar International (SGD)  50,200 130
1,137
Household Products  0.7%
Colgate-Palmolive  6,266 651
Procter & Gamble  3,980 689
1,340
Personal Care Products  0.9%
BellRing Brands (5) 560 34
Inter Parfums  302 39
Kenvue  38,089 881
L'Oreal (EUR)  494 222
Puig Brands, Class B (EUR) (5) 2,563 59
Unilever (GBP)  8,440 547
1,782
Total Consumer Staples 7,140
ENERGY  2.4%
Energy Equipment & Services  0.5%
Cactus, Class A  500 30
Expro Group Holdings (5) 2,019 35
Shares/Par $ Value
(Cost and value in $000s)
‡
Halliburton  162 5
Liberty Energy, Class A  1,233 23
Schlumberger  13,815 579
TechnipFMC  8,881 233
Weatherford International  478 41
946
Oil, Gas & Consumable Fuels  1.9%
Antero Resources (5) 1,165 33
Chesapeake Energy  3,571 294
Chevron  1,866 275
ConocoPhillips  5,050 532
Diamondback Energy  1,832 316
DT Midstream  422 33
EQT  13,330 488
Equinor (NOK)  10,627 269
Exxon Mobil  3,462 406
Kimbell Royalty Partners  1,046 17
Magnolia Oil & Gas, Class A  1,950 48
Matador Resources  361 18
Range Resources  10,741 330
Shell, ADR  3,693 243
Sitio Royalties, Class A  418 9
Southwestern Energy (5) 10,633 76
TotalEnergies (EUR)  5,721 371
Viper Energy  1,607 72
Williams  2,686 123
3,953
Total Energy 4,899
FINANCIALS  8.5%
Banks  2.7%
ANZ Group Holdings (AUD)  5,937 125
Banc of California  2,314 34
Bank of America  12,376 491
Blue Foundry Bancorp (5) 655 7
BNP Paribas (EUR)  1,984 136
Cadence Bank  1,434 46
Capitol Federal Financial  3,123 18
Citigroup  1,922 120
Columbia Banking System  1,893 49
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (5)(6)(7) 23 2
CrossFirst Bankshares (5) 1,492 25
DBS Group Holdings (SGD)  4,922 146
Dime Community Bancshares  813 23
DNB Bank (NOK)  13,894 285
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19 - 4/5/24,
Cost $4 (5)(6)(7) 353 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $1 (5)(6)(7) 151 3
East West Bancorp  1,575 130
Eastern Bankshares  1,746 29
Equity Bancshares, Class A  613 25
FB Financial  855 40
First Bancshares  859 28

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Five Star Bancorp  955 28
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (5)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (5)
(6)(7) 104 —
HarborOne Bancorp  1,061 14
HDFC Bank (INR)  7,154 147
Home BancShares  1,036 28
Huntington Bancshares  19,500 287
ING Groep (EUR)  16,504 299
Intesa Sanpaolo (EUR)  32,855 141
JPMorgan Chase  5,495 1,159
Kearny Financial  1,315 9
KeyCorp  7,300 122
Live Oak Bancshares  1,060 50
Mitsubishi UFJ Financial Group (JPY)  20,600 212
National Bank of Canada (CAD) (4) 2,713 256
Origin Bancorp  740 24
Pacific Premier Bancorp  1,095 28
Pinnacle Financial Partners  615 60
Popular  273 27
Prosperity Bancshares  553 40
SouthState  683 66
Standard Chartered (GBP)  15,497 164
Sumitomo Mitsui Trust Group (JPY)  3,470 83
Svenska Handelsbanken, Class A (SEK)  13,093 135
Texas Capital Bancshares (5) 626 45
UniCredit (EUR)  2,926 129
United Overseas Bank (SGD)  8,300 207
Western Alliance Bancorp  571 49
5,579
Capital Markets  1.3%
Bridgepoint Group (GBP)  20,090 93
Brookfield (CAD)  3,219 171
Cboe Global Markets  606 124
Charles Schwab  8,082 524
CME Group  1,487 328
CVC Capital Partners (EUR) (5) 4,737 106
DigitalBridge Group  4,468 63
Goldman Sachs Group  933 462
Hamilton Lane, Class A  206 35
Julius Baer Group (CHF)  2,553 154
Macquarie Group (AUD)  940 150
Morgan Stanley  937 98
MSCI  39 23
S&P Global  206 106
StepStone Group, Class A  491 28
Stifel Financial  353 33
TMX Group (CAD) (4) 3,103 97
2,595
Consumer Finance  0.3%
American Express  2,071 562
Encore Capital Group (5) 492 23
Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group (5) 532 12
597
Financial Services  2.0%
Adyen (EUR) (5) 75 117
Berkshire Hathaway, Class B (5) 1,974 909
Challenger (AUD)  9,929 44
Corebridge Financial  3,207 94
Corpay (5) 429 134
Edenred (EUR)  1,536 58
Fiserv (5) 2,758 495
Mastercard, Class A  1,131 559
Mitsubishi HC Capital (JPY)  8,800 63
PennyMac Financial Services  925 105
Toast, Class A (5) 921 26
Visa, Class A  5,134 1,412
4,016
Insurance  2.2%
AIA Group (HKD)  20,800 182
Allstate  2,200 417
Assurant  344 68
AXA (EUR)  10,891 419
Chubb  1,298 374
Definity Financial (CAD) (4) 2,005 81
First American Financial  484 32
Hanover Insurance Group  211 31
Mandatum (EUR)  9,633 48
Marsh & McLennan  1,486 332
MetLife  1,015 84
Munich Re (EUR)  879 484
Oscar Health, Class A (5) 3,542 75
Progressive  1,849 469
RLI  220 34
Sampo, Class A (EUR)  4,493 210
Selective Insurance Group  375 35
Storebrand (NOK)  14,651 161
Sun Life Financial (CAD)  3,586 208
Tokio Marine Holdings (JPY)  8,700 321
Travelers  876 205
TWFG (5) 338 9
White Mountains Insurance Group  21 36
Zurich Insurance Group (CHF)  331 200
4,515
Mortgage Real Estate Investment
Trusts  0.0%
Annaly Capital Management, REIT  4,300 86
86
Total Financials 17,388
HEALTH CARE  7.3%
Biotechnology  0.7%
AbbVie  1,415 279
ACELYRIN (5) 2,708 13
Akero Therapeutics (5) 256 7
Amgen  580 187

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Arcellx (5) 330 28
Argenx, ADR (5) 228 124
Arrowhead Pharmaceuticals (5) 1,159 22
Black Diamond Therapeutics (5) 2,602 11
Blueprint Medicines (5) 338 31
Celldex Therapeutics (5) 573 20
Centessa Pharmaceuticals, ADR (5) 934 15
Crinetics Pharmaceuticals (5) 503 26
CRISPR Therapeutics (5) 185 9
Cytokinetics (5) 1,303 69
Erasca (5) 3,718 10
Genmab (DKK) (5) 323 78
Immatics (5) 1,691 19
Immunocore Holdings, ADR (5) 1,922 60
Immunome (5) 2,191 32
Immunovant (5) 1,361 39
Insmed (5) 667 49
Ionis Pharmaceuticals (5) 809 32
Iovance Biotherapeutics (5) 1,844 17
Merus (5) 264 13
Nurix Therapeutics (5) 699 16
Prime Medicine (5) 790 3
Regeneron Pharmaceuticals (5) 140 147
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (5)(7) 87 —
Tango Therapeutics (5) 1,249 10
Vaxcyte (5) 862 99
Vera Therapeutics (5) 419 19
Xenon Pharmaceuticals (5) 314 12
1,496
Health Care Equipment &
Supplies  1.0%
Alcon (CHF)  1,291 129
Becton Dickinson & Company  830 200
Elekta, Class B (SEK) (4) 10,172 73
EssilorLuxottica (EUR)  626 148
GE HealthCare Technologies  1,007 94
Haemonetics (5) 953 77
Intuitive Surgical (5) 780 383
Koninklijke Philips (EUR) (5) 7,069 232
Masimo (5) 728 97
Neogen (5) 2,657 45
Novocure (5) 967 15
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (5)(6)(7) 3,864 2
Penumbra (5) 195 38
PROCEPT BioRobotics (5) 414 33
QuidelOrtho (5) 681 31
Siemens Healthineers (EUR)  3,928 236
Stryker  361 130
West Affum DBA Kestra, Class A,
Acquisition Date: 7/15/24, Cost $7 (5)(6)(7) 483 7
1,970
Health Care Providers & Services  2.0%
Alignment Healthcare (5) 1,356 16
Shares/Par $ Value
(Cost and value in $000s)
‡
Cencora  2,515 566
Cigna Group  622 215
Concentra Group Holdings Parent (5) 797 18
Elevance Health  1,423 740
Fresenius (EUR) (5) 2,208 84
HCA Healthcare  176 72
Humana  244 77
LifeStance Health Group (5) 2,247 16
Molina Healthcare (5) 686 236
NeoGenomics (5) 3,124 46
Privia Health Group (5) 2,182 40
Progyny (5) 1,630 27
Quest Diagnostics  1,370 213
RadNet (5) 254 18
Select Medical Holdings  728 25
Tenet Healthcare (5) 1,552 258
UnitedHealth Group  2,470 1,444
4,111
Health Care Technology  0.0%
Doximity, Class A (5) 789 34
Waystar Holding (5) 1,185 33
67
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (5) 1,049 24
Bruker  1,322 91
Danaher  1,444 401
Evotec (EUR) (4)(5) 1,710 12
Mettler-Toledo International (5) 140 210
Repligen (5) 31 5
Revvity  1,904 243
Sotera Health (5) 3,450 58
Stevanato Group  1,917 38
Thermo Fisher Scientific  1,561 966
2,048
Pharmaceuticals  2.6%
Astellas Pharma (JPY)  11,000 127
AstraZeneca, ADR  11,903 927
Bayer (EUR)  2,785 94
Bristol-Myers Squibb  2,700 140
Chugai Pharmaceutical (JPY)  2,800 136
Elanco Animal Health (5) 6,170 91
Eli Lilly  1,338 1,185
Johnson & Johnson  3,648 591
Merck  2,796 317
Neumora Therapeutics (5) 1,061 14
Novartis (CHF)  3,464 399
Novo Nordisk, Class B (DKK)  3,438 408
Rapport Therapeutics (5) 448 9
Roche Holding (CHF)  1,175 376
Sanofi (EUR)  3,714 428
Shionogi (JPY)  3,300 47
Structure Therapeutics, ADR (5) 356 16
Third Harmonic Bio (5) 592 8

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  423 83
5,396
Total Health Care 15,088
INDUSTRIALS & BUSINESS
SERVICES  6.1%
Aerospace & Defense  0.8%
Boeing (5) 200 30
Cadre Holdings  434 17
General Dynamics  1,344 406
General Electric  2,341 442
L3Harris Technologies  882 210
Leonardo DRS (5) 1,668 47
Loar Holdings (5) 146 11
Melrose Industries (GBP)  27,641 169
Northrop Grumman  137 72
Safran (EUR)  1,054 248
TransDigm Group  50 71
1,723
Air Freight & Logistics  0.1%
FedEx  522 143
143
Building Products  0.1%
AAON  316 34
AZZ  863 71
CSW Industrials  94 35
Owens Corning  300 53
Simpson Manufacturing  54 10
Zurn Elkay Water Solutions  563 20
223
Commercial Services & Supplies  0.4%
BrightView Holdings (5) 1,993 31
Casella Waste Systems, Class A (5) 320 32
Cintas  264 54
Element Fleet Management (CAD)  12,222 260
MSA Safety  180 32
Rentokil Initial (GBP)  2,644 13
Republic Services  1,712 344
Tetra Tech  650 31
Veralto  184 20
VSE  372 31
848
Construction & Engineering  0.1%
API Group (5) 900 30
Arcosa  571 54
WillScot Holdings (5) 832 31
Worley (AUD)  11,749 120
235
Electrical Equipment  1.0%
ABB (CHF)  5,888 342
AMETEK  3,408 585
GE Vernova (5) 194 50
Legrand (EUR)  1,899 219
Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi Electric (JPY)  11,800 191
Prysmian (EUR)  4,017 292
Rockwell Automation  914 245
Thermon Group Holdings (5) 1,059 32
1,956
Ground Transportation  0.7%
Central Japan Railway (JPY)  4,000 92
CSX  10,421 360
Landstar System  102 19
Norfolk Southern  1,011 251
Old Dominion Freight Line  2,292 455
Saia (5) 166 73
Union Pacific  1,065 263
1,513
Industrial Conglomerates  0.5%
DCC (GBP)  1,568 107
Roper Technologies  243 135
Siemens (EUR)  3,369 682
924
Machinery  1.4%
AGCO  105 10
Crane  265 42
Cummins  1,145 371
Deere  1,128 471
Dover  1,132 217
Enerpac Tool Group  944 40
Enpro  291 47
Esab  726 77
ESCO Technologies  297 38
Federal Signal  515 48
Graco  372 33
Ingersoll Rand  1,760 173
KION Group (EUR)  1,915 76
Mueller Water Products, Class A  1,462 32
Parker-Hannifin  510 322
RBC Bearings (5) 291 87
Sandvik (SEK)  7,122 159
SMC (JPY)  100 45
Spirax Group (GBP)  197 20
SPX Technologies (5) 464 74
THK (JPY)  2,800 49
Toro  104 9
Westinghouse Air Brake Technologies  1,992 362
2,802
Professional Services  0.5%
Acuren PIPE, Acquisition Date: 7/11/24,
Cost $17 (5)(7) 1,745 17
Booz Allen Hamilton Holding  1,297 211
Broadridge Financial Solutions  268 58
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (5)(6)(7) 594 3
Equifax  780 229
Parsons (5) 714 74
Paycor HCM (5) 2,105 30

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Paylocity Holding (5) 166 27
Recruit Holdings (JPY)  3,200 194
TechnoPro Holdings (JPY)  4,900 95
Teleperformance (EUR)  581 60
Verra Mobility (5) 1,026 29
1,027
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  905 70
Beacon Roofing Supply (5) 699 60
Bunzl (GBP)  3,479 165
Custom Truck One Source (5) 1,716 6
Ferguson Enterprises  720 143
FTAI Aviation  570 76
GMS (5) 592 54
McGrath RentCorp  270 28
Mitsubishi (JPY)  5,900 122
Rush Enterprises, Class A  582 31
SiteOne Landscape Supply (5) 654 99
Sumitomo (JPY)  7,800 175
Transcat (5) 89 11
1,040
Total Industrials & Business Services 12,434
INFORMATION TECHNOLOGY  11.6%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK) (4) 20,105 152
152
Electronic Equipment, Instruments &
Components  1.1%
Amphenol, Class A  4,853 316
Cognex  370 15
CTS  684 33
Hamamatsu Photonics (JPY)  4,600 60
Insight Enterprises (5) 251 54
Keysight Technologies (5) 3,574 568
Largan Precision (TWD)  1,000 80
Mirion Technologies (5) 6,124 68
Murata Manufacturing (JPY)  4,500 89
Novanta (5) 197 35
Omron (JPY)  1,700 78
PAR Technology (5) 2,191 114
TE Connectivity  4,224 638
Teledyne Technologies (5) 154 67
Vontier  963 33
2,248
IT Services  0.2%
MongoDB (5) 261 70
Nomura Research Institute (JPY)  3,700 137
ServiceTitan, Acquisition Date: 11/9/18 -
5/4/21, Cost $1 (5)(6)(7) 26 2
Shopify, Class A (5) 1,797 144
Snowflake, Class A (5) 214 25
Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (5)(6)(7) 110 4
382
Semiconductors & Semiconductor
Equipment  4.6%
Advanced Micro Devices (5) 2,284 375
Analog Devices  2,163 498
ASML Holding (EUR)  589 490
ASML Holding  273 227
BE Semiconductor Industries (EUR)  546 70
Broadcom  3,080 531
Entegris  11 1
KLA  446 345
Lam Research  135 110
Lattice Semiconductor (5) 1,876 100
MACOM Technology Solutions
Holdings (5) 299 33
Monolithic Power Systems  168 155
NVIDIA  36,248 4,402
NXP Semiconductors  852 204
Onto Innovation (5) 165 34
Power Integrations  630 40
QUALCOMM  1,964 334
Renesas Electronics (JPY)  5,900 86
Taiwan Semiconductor Manufacturing
(TWD)  21,219 640
Taiwan Semiconductor Manufacturing,
ADR  568 99
Texas Instruments  1,959 405
Tokyo Electron (JPY)  800 143
9,322
Software  3.5%
Altair Engineering, Class A (5) 325 31
Amplitude, Class A (5) 3,902 35
Appfolio, Class A (5) 42 10
Atlassian, Class A (5) 299 47
Aurora Innovation (5) 8,166 48
Autodesk (5) 660 182
BILL Holdings (5) 698 37
Braze, Class A (5) 825 27
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (5)(6)(7) 20 22
CCC Intelligent Solutions Holdings (5) 4,781 53
Confluent, Class A (5) 667 14
Crowdstrike Holdings, Class A (5) 184 52
Datadog, Class A (5) 290 33
Descartes Systems Group (5) 666 68
DoubleVerify Holdings (5) 1,981 33
Fair Isaac (5) 110 214
Fortinet (5) 176 14
Gusto, Acquisition Date: 10/4/21,
Cost $10 (5)(6)(7) 364 7
Intapp (5) 1,144 55
Intuit  314 195
JFrog (5) 904 26

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Manhattan Associates (5) 35 10
Microsoft  10,508 4,522
Onestream (5) 339 11
PTC (5) 1,050 190
QXO  4,856 77
SAP (EUR)  1,661 380
ServiceNow (5) 560 501
Socure, Acquisition Date: 12/22/21,
Cost $2 (5)(6)(7) 117 —
Synopsys (5) 413 209
Varonis Systems (5) 609 34
Workiva (5) 685 54
7,191
Technology Hardware, Storage &
Peripherals  2.1%
Apple  17,314 4,034
Samsung Electronics (KRW)  4,155 194
4,228
Total Information Technology 23,523
MATERIALS  2.1%
Chemicals  1.1%
Air Liquide (EUR)  1,256 243
Akzo Nobel (EUR)  1,650 117
Asahi Kasei (JPY)  10,600 80
BASF (EUR)  2,119 112
Cabot  197 22
Covestro (EUR) (5) 1,775 111
Element Solutions  2,177 59
HB Fuller  510 40
Johnson Matthey (GBP)  3,993 81
Linde  1,096 523
Mosaic  3,923 105
Sherwin-Williams  1,870 714
Umicore (EUR)  3,197 41
2,248
Construction Materials  0.1%
Martin Marietta Materials  233 125
125
Containers & Packaging  0.2%
DS Smith (GBP)  7,785 48
International Paper  9,340 456
504
Metals & Mining  0.6%
Antofagasta (GBP)  6,908 186
BHP Group (AUD)  3,343 104
BHP Group (GBP) (4) 4,951 154
Constellium (5) 3,394 55
ERO Copper (CAD) (4)(5) 1,899 42
Franco-Nevada  1,178 146
Freeport-McMoRan  249 13
IGO (AUD)  13,041 52
Osisko Gold Royalties  1,075 20
Pilbara Minerals (AUD) (5) 38,810 87
Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Gold  264 37
South32 (AUD)  27,760 71
Southern Copper  590 68
Wheaton Precious Metals  1,694 104
1,139
Paper & Forest Products  0.1%
Louisiana-Pacific  317 34
Stora Enso, Class R (EUR)  7,172 92
West Fraser Timber (CAD)  343 33
159
Total Materials 4,175
REAL ESTATE  0.8%
Health Care Real Estate Investment
Trusts  0.0%
Healthcare Realty Trust, REIT  1,688 31
31
Hotel & Resort Real Estate Investment
Trusts  0.0%
Ryman Hospitality Properties, REIT  219 24
24
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  173 32
Rexford Industrial Realty, REIT  614 31
Terreno Realty, REIT  814 55
118
Office Real Estate Investment
Trusts  0.0%
Great Portland Estates (GBP)  11,860 57
57
Real Estate Management &
Development  0.2%
Colliers International Group  219 33
FirstService  381 70
Howard Hughes Holdings (5) 264 20
Mitsui Fudosan (JPY)  22,100 208
331
Residential Real Estate Investment
Trusts  0.1%
Equity LifeStyle Properties, REIT  1,016 72
Flagship Communities REIT, REIT  1,104 17
Independence Realty Trust, REIT  3,459 71
160
Retail Real Estate Investment
Trusts  0.1%
Scentre Group (AUD)  64,337 162
162
Specialized Real Estate Investment
Trusts  0.3%
CubeSmart, REIT  1,229 66
Equinix, REIT  110 98

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Public Storage, REIT  1,384 503
667
Total Real Estate 1,550
UTILITIES  1.3%
Electric Utilities  0.5%
Constellation Energy  774 201
Exelon  5,600 227
IDACORP  317 33
NextEra Energy  1,489 126
OGE Energy  859 35
TXNM Energy  1,343 59
Xcel Energy  5,337 348
1,029
Gas Utilities  0.2%
Atmos Energy  2,448 340
Chesapeake Utilities  661 82
422
Independent Power & Renewable
Electricity Producers  0.1%
Electric Power Development (JPY)  5,700 95
Talen Energy (5) 185 33
128
Multi-Utilities  0.5%
Ameren  3,005 263
CMS Energy  2,320 164
Engie (EUR)  16,124 279
National Grid (GBP)  17,822 246
952
Water Utilities  0.0%
California Water Service Group  834 45
Middlesex Water  313 21
66
Total Utilities 2,597
Total Miscellaneous Common
Stocks  0.1% (8) 267
Total Common Stocks (Cost $58,889) 106,703
CONVERTIBLE BONDS
 0.0%
Kardium, 10.00%, 12/31/26, Acquisition
Date: 5/31/24, Cost $5 (5)(6)(7) 4,800 5
Total Convertible Bonds (Cost $5) 5
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (5)(6)(7) 1,674 1
Total Consumer Discretionary 1
Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $— (5)(6)
(7) 1 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (5)(6)(7) 81 6
Total Financials 6
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (5)(6)(7) 1,752 7
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (5)(6)(7) 895 3
10
Health Care Equipment &
Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6 (5)(6)(7) 5,305 5
5
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (5)(6)(7) 4,107 7
7
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (5)(6)(7) 413 4
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (5)(6)(7) 636 1
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (5)(6)(7) 524 24
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (5)(6)(7) 237 11
40
Total Health Care 62
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $5 (5)(6)(7) 126 2
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (5)(6)(7) 1,914 9
11
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $5 (5)(6)(7) 445 3
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (5)(6)(7) 138 1
4

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (5)(6)(7) 252 —
—
Professional Services  0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (5)(6)(7) 900 4
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (5)(6)(7) 1,200 5
9
Total Industrials & Business Services 24
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (5)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (5)(6)(7) 90 1
ServiceTitan, Series D, Acquisition Date:
11/9/18, Cost $5 (5)(6)(7) 184 15
ServiceTitan, Series F, Acquisition Date:
3/25/21, Cost $1 (5)(6)(7) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (5)(6)(7) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $2 (5)(6)(7) 82 3
22
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (5)(6)(7) 192 17
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (5)(6)(7) 411 36
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (5)(6)(7) 51 4
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (5)(6)(7) 504 9
Nuro, Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (5)(6)(7) 921 4
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (5)(6)(7) 242 1
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (5)(6)(7) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7 (5)(6)(7) 1,115 6
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (5)(6)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (5)(6)(7) 2 —
Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date:
10/27/21, Cost $4 (5)(6)(7) 270 1
86
Total Information Technology 108
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (5)(6)(7) 135 7
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (5)(6)(7) 228 4
11
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (5)(6)(7) 201 17
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (5)(6)(7) 111 9
26
Total Materials 37
Total Convertible Preferred Stocks
(Cost $265) 238
CORPORATE BONDS
 5.7%
AbbVie, 4.05%, 11/21/39  25,000 23
AbbVie, 4.50%, 5/14/35  53,000 53
AbbVie, 5.05%, 3/15/34  60,000 63
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
American Electric Power, 5.20%, 1/15/29  18,000 19
Aon, 2.80%, 5/15/30  15,000 14
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 10
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
Arthur J Gallagher, 5.75%, 7/15/54  8,000 8
Arthur J Gallagher, 6.75%, 2/15/54  65,000 76
Astrazeneca Finance, 5.00%, 2/26/34  70,000 73
AT&T, 3.50%, 9/15/53  27,000 20
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 51
Athene Global Funding, 5.684%,
2/23/26 (1) 55,000 56
Atlassian, 5.25%, 5/15/29  10,000 10
Autostrade per l'Italia, 2.00%, 12/4/28
(EUR)  100,000 106
Autostrade per l'Italia, 2.00%, 1/15/30
(EUR)  115,000 119
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 190
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 62
Bank of New York Mellon, VR, 6.474%,
10/25/34 (9) 45,000 51
BAT Capital, 2.259%, 3/25/28  7,000 6
BAT Capital, 6.00%, 2/20/34  25,000 27
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 23

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson Euro Finance, 3.553%,
9/13/29 (EUR)  100,000 114
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 26
Boeing, 2.75%, 2/1/26  5,000 5
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 3.75%, 2/1/50  30,000 21
Boeing, 5.04%, 5/1/27  55,000 55
Boeing, 6.388%, 5/1/31 (1) 25,000 27
Boeing, 6.528%, 5/1/34 (1) 19,000 20
Boeing, 6.858%, 5/1/54 (1) 51,000 56
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 16
Boston Gas, 6.119%, 7/20/53 (1) 15,000 16
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 8
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 32
Broadcom, 3.419%, 4/15/33 (1) 91,000 83
Broadcom, 4.35%, 2/15/30  60,000 60
Broadcom, 4.55%, 2/15/32  25,000 25
Broadcom, 5.15%, 11/15/31  35,000 36
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 43
Cadence Design Systems, 4.30%, 9/10/29  20,000 20
Cadence Design Systems, 4.70%, 9/10/34  15,000 15
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 222
Capital One Financial, 3.75%, 3/9/27  60,000 59
Capital One Financial, VR, 5.468%,
2/1/29 (9) 75,000 77
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 6.051%,
2/1/35 (9) 25,000 26
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana, 12.00%, 12/1/28, (9.00% Cash
or 12.00% PIK) (1)(10) 12,297 13
Carvana, 13.00%, 6/1/30, (11.00% Cash or
13.00% PIK) (1)(10) 19,176 21
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)
(10) 22,765 26
CDW, 5.10%, 3/1/30  10,000 10
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  100,000 102
Centene, 2.50%, 3/1/31  60,000 52
Centene, 2.625%, 8/1/31  110,000 94
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 52
Charter Communications Operating,
2.80%, 4/1/31  55,000 47
Charter Communications Operating,
3.75%, 2/15/28  25,000 24
Charter Communications Operating,
5.25%, 4/1/53  6,000 5
Charter Communications Operating,
6.65%, 2/1/34  55,000 58
Cheniere Energy, 4.625%, 10/15/28  20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy, 5.65%, 4/15/34 (1) 40,000 41
Cheniere Energy Partners, 4.50%, 10/1/29  15,000 15
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 65,000 68
Cheniere Energy Partners, 5.95%, 6/30/33  37,000 40
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 5.827%, 2/13/35 (9) 145,000 151
CNO Financial Group, 5.25%, 5/30/25  15,000 15
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 41
Comcast, 3.90%, 3/1/38  60,000 54
Comcast, 5.65%, 6/1/54  60,000 64
Continental Resources, 4.375%, 1/15/28  10,000 10
Corebridge Financial, 3.85%, 4/5/29  10,000 10
Corebridge Financial, 3.90%, 4/5/32  45,000 42
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Crown Castle, 5.80%, 3/1/34  25,000 26
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 84
CVS Health, 5.05%, 3/25/48  84,000 76
CVS Health, 5.625%, 2/21/53  45,000 44
CVS Health, 5.70%, 6/1/34  75,000 78
CVS Health, 5.875%, 6/1/53  25,000 25
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 208
Devon Energy, 5.20%, 9/15/34  120,000 119
Diamondback Energy, 5.15%, 1/30/30  15,000 15
Diamondback Energy, 5.40%, 4/18/34  65,000 66
Diamondback Energy, 5.75%, 4/18/54  30,000 30
Diamondback Energy, 5.90%, 4/18/64  30,000 30
Diamondback Energy, 6.25%, 3/15/53  25,000 27
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 62
Duke Energy, 5.00%, 8/15/52  55,000 52
Edison International, 6.95%, 11/15/29  5,000 6
Elevance Health, 5.125%, 2/15/53  20,000 20
Eli Lilly, 4.70%, 2/9/34  70,000 72
Enbridge, 5.625%, 4/5/34  35,000 37
Enbridge, 6.70%, 11/15/53  20,000 23
Energy Transfer, 5.55%, 5/15/34  25,000 26
Energy Transfer, 5.95%, 5/15/54  15,000 15
Energy Transfer, 6.40%, 12/1/30  30,000 33
Energy Transfer, 6.55%, 12/1/33  10,000 11
Engie, 5.625%, 4/10/34 (1) 200,000 210
Eni, 5.95%, 5/15/54 (1) 200,000 205
Eversource Energy, 5.85%, 4/15/31  35,000 37
Eversource Energy, 5.95%, 7/15/34  60,000 64
Exelon, 5.45%, 3/15/34  20,000 21
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 12
Fifth Third Bancorp, VR, 4.895%,
9/6/30 (9) 20,000 20
Fifth Third Bancorp, VR, 5.631%,
1/29/32 (9) 15,000 16
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (9) 35,000 37
FirstEnergy, 2.65%, 3/1/30  37,000 34

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy, Series C, 3.40%, 3/1/50  55,000 40
FirstEnergy Transmission, 4.55%,
1/15/30 (1) 10,000 10
FirstEnergy Transmission, 5.00%,
1/15/35 (1) 15,000 15
Ford Motor, 9.625%, 4/22/30  5,000 6
Ford Motor Credit, 5.80%, 3/5/27  200,000 204
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
General Motors Financial, 4.90%, 10/6/29  35,000 35
General Motors Financial, 5.55%, 7/15/29  35,000 36
Georgia Power, 4.95%, 5/17/33  45,000 46
Georgia Power, 5.25%, 3/15/34  25,000 26
Goldman Sachs Group, VR, 3.691%,
6/5/28 (9) 15,000 15
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 62
Greensaif Pipelines Bidco, 5.853%,
2/23/36 (1) 200,000 207
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34 (1) 95,000 97
HCA, 2.375%, 7/15/31  20,000 17
HCA, 3.50%, 9/1/30  35,000 33
HCA, 5.45%, 9/15/34  25,000 26
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 21
Health Care Service A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 26
Health Care Service A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 47
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 12
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 57
Hewlett Packard Enterprise, 4.85%,
10/15/31  15,000 15
Hewlett Packard Enterprise, 5.60%,
10/15/54  25,000 24
Home Depot, 4.95%, 6/25/34  45,000 47
Humana, 4.875%, 4/1/30  42,000 43
Humana, 5.375%, 4/15/31  35,000 36
Humana, 5.75%, 4/15/54  15,000 15
Humana, 5.95%, 3/15/34  25,000 27
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 30
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 20
Hyundai Capital America, 5.40%,
1/8/31 (1) 10,000 10
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Icon Investments Six, 5.849%, 5/8/29  200,000 210
Shares/Par $ Value
(Cost and value in $000s)
‡
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 16
Ingersoll Rand, 5.314%, 6/15/31  20,000 21
Ingersoll Rand, 5.45%, 6/15/34  20,000 21
Intel, 3.05%, 8/12/51  40,000 26
Intel, 3.25%, 11/15/49  95,000 64
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
4.875%, 2/1/35  25,000 25
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 22
IPALCO Enterprises, 5.75%, 4/1/34  25,000 26
IQVIA, 6.25%, 2/1/29  35,000 37
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 21
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 73
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 26
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 26
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kroger, 5.00%, 9/15/34  25,000 25
Kroger, 5.50%, 9/15/54  40,000 40
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Las Vegas Sands, 5.90%, 6/1/27  10,000 10
Lowe's, 4.25%, 4/1/52  11,000 9
Lowe's, 5.75%, 7/1/53  15,000 16
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 176
Mars, 4.75%, 4/20/33 (1) 45,000 45
Mattel, 5.875%, 12/15/27 (1) 40,000 40
Meta Platforms, 5.40%, 8/15/54  15,000 16
Meta Platforms, 5.60%, 5/15/53  65,000 70
Micron Technology, 5.327%, 2/6/29  22,000 23
Micron Technology, 6.75%, 11/1/29  25,000 27
MidAmerican Energy, 5.85%, 9/15/54  20,000 22
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 97
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 41
Motorola Solutions, 5.40%, 4/15/34  20,000 21
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 26
NiSource, 5.25%, 3/30/28  10,000 10
NRG Energy, 4.45%, 6/15/29 (1) 15,000 15
Occidental Petroleum, 5.55%, 10/1/34  20,000 20
Occidental Petroleum, 6.05%, 10/1/54  20,000 20
Occidental Petroleum, 6.125%, 1/1/31  48,000 51
Occidental Petroleum, 6.375%, 9/1/28  10,000 11
Occidental Petroleum, 6.625%, 9/1/30  5,000 5
Occidental Petroleum, 7.50%, 5/1/31  45,000 51
Occidental Petroleum, 8.875%, 7/15/30  90,000 106
ONEOK, 4.40%, 10/15/29  25,000 25
ONEOK, 4.75%, 10/15/31  30,000 30
ONEOK, 5.05%, 11/1/34  40,000 40
ONEOK, 5.65%, 11/1/28  10,000 10
ONEOK, 5.80%, 11/1/30  25,000 27
ONEOK, 6.05%, 9/1/33  30,000 32
Oracle, 3.60%, 4/1/50  30,000 23
Oracle, 3.95%, 3/25/51  9,000 7

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Owens Corning, 5.70%, 6/15/34  25,000 27
Owens Corning, 5.95%, 6/15/54  25,000 27
Pacific Gas & Electric, 2.10%, 8/1/27  14,000 13
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 35
Pacific Gas & Electric, 3.50%, 8/1/50  20,000 14
Pacific Gas & Electric, 5.80%, 5/15/34  30,000 32
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 11
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 11
Pacific Gas & Electric, 6.75%, 1/15/53  35,000 40
Pacific Gas & Electric, 6.95%, 3/15/34  20,000 23
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 41
Philip Morris International, 5.125%,
2/15/30  25,000 26
PNC Financial Services Group, VR,
5.30%, 1/21/28 (9) 10,000 10
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 212
Revvity, 1.90%, 9/15/28  35,000 32
Revvity, 2.25%, 9/15/31  15,000 13
Revvity, 3.30%, 9/15/29  24,000 23
Rogers Communications, 3.80%, 3/15/32  25,000 23
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  79,000 68
Rogers Communications, 5.00%, 2/15/29  44,000 45
Rogers Communications, 5.30%, 2/15/34  55,000 56
Ross Stores, 1.875%, 4/15/31  45,000 38
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 15
Santander Holdings USA, VR, 6.342%,
5/31/35 (9) 70,000 73
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 119
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 47
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 34
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 103
Sempra, 3.40%, 2/1/28  10,000 10
Solventum, 5.40%, 3/1/29 (1) 40,000 41
Solventum, 5.60%, 3/23/34 (1) 35,000 36
Solventum, 5.90%, 4/30/54 (1) 45,000 47
South Bow USA Infrastructure Holdings,
5.026%, 10/1/29 (1) 10,000 10
South Bow USA Infrastructure Holdings,
5.584%, 10/1/34 (1) 10,000 10
Southern, 5.20%, 6/15/33  60,000 62
Southern, 5.70%, 3/15/34  50,000 54
Southern California Edison, 5.45%, 6/1/31  10,000 11
Sprint Capital, 6.875%, 11/15/28  45,000 49
Sprint Capital, 8.75%, 3/15/32  35,000 43
Stanley Black & Decker, 2.75%, 11/15/50  23,000 14
Sutter Health, 5.164%, 8/15/33  15,000 15
T-Mobile USA, 5.75%, 1/15/54  65,000 69
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 58
Targa Resources Partners, 6.875%,
1/15/29  10,000 10
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 25,000 26
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bancorp, VR, 5.678%, 1/23/35 (9) 30,000 32
Uber Technologies, 4.30%, 1/15/30  55,000 55
Uber Technologies, 4.50%, 8/15/29 (1) 39,000 39
Uber Technologies, 4.80%, 9/15/34  15,000 15
Uber Technologies, 5.35%, 9/15/54  15,000 15
UBS Group, VR, 5.379%, 9/6/45 (1)(9) 200,000 205
UnitedHealth Group, 4.50%, 4/15/33  40,000 40
UnitedHealth Group, 5.00%, 4/15/34  60,000 62
UnitedHealth Group, 5.875%, 2/15/53  32,000 35
Var Energi, 5.50%, 5/4/29 (EUR)  100,000 120
VF, 2.95%, 4/23/30  44,000 38
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 16
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 17
Volkswagen Group of America Finance,
5.60%, 3/22/34 (1) 200,000 204
Western Midstream Operating, 4.50%,
3/1/28  10,000 10
Western Midstream Operating, 6.35%,
1/15/29  10,000 11
Westlake, 1.625%, 7/17/29 (EUR)  100,000 102
Williams, 5.15%, 3/15/34  15,000 15
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 103
Xcel Energy, 3.40%, 6/1/30  45,000 43
Total Corporate Bonds (Cost $11,287) 11,484
EQUITY MUTUAL FUNDS
 8.3%
T. Rowe Price Institutional Emerging
Markets Equity Fund (3) 248,055 8,399
T. Rowe Price Real Assets Fund - I
Class (3) 550,002 8,575
Total Equity Mutual Funds (Cost
$13,484) 16,974
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.1%
Orsted, 3.75%, 3/1/30 (EUR)  100,000 114
Petroleos Mexicanos, 6.50%, 3/13/27  105,000 103
Petroleos Mexicanos, 8.75%, 6/2/29  45,000 46
Republic of Bulgaria, 5.00%, 3/5/37  30,000 30
Republic of Peru, 5.375%, 2/8/35  30,000 31
Total Foreign Government Obligations
& Municipalities (Cost $319) 324
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,857 9
9
Total Municipal Securities (Cost $19) 20
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.6%
BANK5, Series 2024-5YR8, Class A3,
5.884%, 8/15/57  60,000 63
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR +
2.274%, 7.371%, 11/15/34 (1) 25,000 —
BBCMS Mortgage Trust, Series 2024-
5C27, Class A3, 6.014%, 7/15/57  15,000 16
Benchmark Mortgage Trust, Series 2024-
V9, Class A3, 5.602%, 8/15/57  50,000 52
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 58,208 52
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.857%, 2/15/57  100,000 105
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 6.738%, 5/15/41 (1) 94,596 95
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  25,758 26
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 6.738%,
8/15/41 (1) 45,000 45
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM,
4.00%, 8/1/32 (1) 29,006 29
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 5,192 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 4,018 4
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 18
JPMorgan Mortgage Trust, Series 2020-
5, Class B2, CMO, ARM, 3.571%,
12/25/50 (1) 22,621 20
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 5.799%, 8/25/50 (1) 5,387 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 7,183 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 496 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 991 1
Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.256%,
6/25/50 (1) 27,501 24
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 6.688%, 5/15/41 (1) 100,000 100
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 83,342 83
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 78,023 65
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60 (1) 25,015 23
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 6.488%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.436%, 4/25/43  16,367 16
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 4,167 4
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 620 —
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 6.53%, 5/25/44 (1) 28,939 29
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 5.969%, 10/25/59 (1) 20,969 21
TX Trust, Series 2024-HOU, Class A,
ARM, 1M TSFR + 1.591%, 6.688%,
6/15/39 (1) 100,000 99
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 17,780 17
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 101
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,325) 1,274
PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR)  1,426 114
Total Consumer Discretionary 114
Total Preferred Stocks (Cost $122) 114
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.0%
U.S. Government Agency
Obligations
 4.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  9,367 9
3.00%, 12/1/42 - 4/1/43  54,428 51

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 8/1/42 - 3/1/44  76,252 73
4.00%, 8/1/40 - 8/1/45  35,907 35
4.50%, 6/1/39 - 5/1/42  35,217 36
5.00%, 7/1/25 - 8/1/40  12,040 12
6.00%, 10/1/32 - 8/1/38  2,917 2
7.00%, 6/1/32  481 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1,238 1
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1,171 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  31,444 29
2.00%, 8/1/36 - 5/1/52  824,809 693
2.50%, 3/1/42 - 5/1/52  702,284 614
3.00%, 7/1/34 - 8/1/52  255,539 238
3.50%, 11/1/47 - 11/1/52  117,340 111
4.00%, 8/1/37 - 2/1/50  74,468 73
4.50%, 5/1/50 - 11/1/52  92,798 92
5.00%, 9/1/52 - 5/1/53  64,568 64
5.50%, 8/1/53 - 9/1/54  166,884 170
6.50%, 10/1/53 - 1/1/54  37,328 39
7.00%, 6/1/54  16,827 18
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  7,852 7
3.50%, 6/1/42 - 1/1/44  76,847 73
4.00%, 11/1/40  15,214 15
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.87%, 7.811%, 8/1/36  1,274 1
Federal National Mortgage Assn., CMO,
IO, 6.50%, 2/25/32  299 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  159,326 139
2.00%, 5/1/36 - 4/1/52  2,195,484 1,865
2.50%, 1/1/32 - 9/1/52  1,276,739 1,125
3.00%, 6/1/27 - 4/1/52  794,153 733
3.50%, 11/1/32 - 1/1/52  317,394 303
4.00%, 7/1/35 - 12/1/52  427,712 416
4.50%, 7/1/39 - 10/1/52  286,374 285
5.00%, 3/1/34 - 11/1/53  264,033 267
5.50%, 12/1/34 - 2/1/54  278,101 281
6.00%, 4/1/33 - 8/1/54  555,600 571
6.50%, 7/1/32 - 1/1/54  151,341 157
7.00%, 4/1/32 - 3/1/54  16,623 17
UMBS, TBA (11)
5.00%, 10/1/54  740,000 740
5.50%, 10/1/54  45,000 46
6.50%, 10/1/54  80,000 83
9,485
U.S. Government Obligations
 1.3%
Government National Mortgage Assn.
1.50%, 5/20/37  42,055 38
2.00%, 1/20/51 - 3/20/52  541,475 458
2.50%, 8/20/50 - 4/20/52  617,460 544
3.00%, 7/15/43 - 6/20/52  424,102 387
3.50%, 12/20/42 - 7/20/52  319,080 302
4.00%, 7/20/42 - 10/20/52  256,924 250
4.50%, 10/20/39 - 4/20/53  194,998 196
Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 3/20/34 - 6/20/49  76,192 78
5.50%, 10/20/32 - 3/20/49  42,189 43
6.00%, 4/15/36 - 12/20/38  6,348 7
6.50%, 3/15/26 - 4/15/26  849 1
7.00%, 9/20/27  518 1
8.00%, 4/15/26  26 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,446 5
3.50%, 10/20/50  25,000 22
Government National Mortgage Assn.,
TBA (11)
4.50%, 10/20/54  60,000 59
5.00%, 10/20/54  105,000 105
5.50%, 10/20/54  245,000 247
2,743
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$12,555) 12,228
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.4%
U.S. Treasury Obligations
 6.4%
U.S. Treasury Bonds, 1.125%, 5/15/40  95,000 63
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 163
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 591
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 352
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 699
U.S. Treasury Bonds, 4.25%, 2/15/54  515,000 525
U.S. Treasury Bonds, 4.25%, 8/15/54  400,000 408
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 175
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,210
U.S. Treasury Inflation-Indexed Bonds,
2.125%, 2/15/54  193,702 201
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 241
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 610
U.S. Treasury Notes, 3.25%, 6/30/27  250,000 248
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 135
U.S. Treasury Notes, 3.625%, 8/31/29  590,000 592
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 111
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 510
U.S. Treasury Notes, 3.875%, 8/15/34  525,000 529
U.S. Treasury Notes, 4.00%, 7/31/29  365,000 372
U.S. Treasury Notes, 4.00%, 10/31/29  280,000 285
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 843
U.S. Treasury Notes, 4.375%, 5/15/34  1,370,000 1,435
U.S. Treasury Notes, 4.625%, 9/15/26  1,408,900 1,434
U.S. Treasury Notes, 4.625%,
10/15/26 (12) 1,090,000 1,111
U.S. Treasury Notes, 4.625%, 9/30/30  110,000 116
12,959
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $12,713) 12,959

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS
 5.3%
Money Market Funds  5.3%
T. Rowe Price Treasury Reserve Fund,
4.94% (3)(13) 10,746,752 10,747
Total Short-Term Investments (Cost
$10,747) 10,747
SECURITIES LENDING COLLATERAL
 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund,
4.97% (3)(13) 1,003,141 1,003
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 1,003
Total Securities Lending Collateral
(Cost $1,003) 1,003
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S42,
5 Year Index,
6/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
11/20/24 @
0.55%* (5) 1 4,450 3
Morgan Stanley
10 Year
Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.96%
(SOFR)
Annually,
3/26/25 @
4.00%* (5) 1 900 5
(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year
Interest
Rate Swap,
3/17/55 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.96%
(SOFR)
Annually,
3/13/25 @
4.00%* (5) 1 450 4
Total Options Purchased (Cost $15) 12
Total Investments in Securities  101.4%
(Cost $155,296) $ 206,498
Other Assets Less Liabilities (1.4)% (2,941)
Net Assets 100.0% $ 203,557

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,948 and represents 3.9% of net assets.
(2) SEC 30-day yield
(3) Affiliated Companies
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $323 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,280 and represents
0.6% of net assets.
(12) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Moderate Allocation Portfolio

.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency
Obligations  (0.1)%
UMBS, TBA, 3.50%, 10/1/54  285,000 (265)
Total TBA Sales Commitments
(Proceeds $(264)) (265)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 11/20/24 @
0.70%* 1 4,450 (1)
Total Options Written (Premiums $(2)) $ (1)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoRan, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/29 * 100 1 — 1
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 519 12 12 —
Total Centrally Cleared Credit Default Swaps, Protection Sold 1
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.365% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/25/34 125 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.368% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/25/34 125 — — —
Total Centrally Cleared Zero-Coupon Inflation Swaps 1
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ 1
*
Credit ratings as of September 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/22/24 EUR 25 USD 28 $ —
State Street 11/22/24 USD 373 EUR 335 (1)
UBS Investment Bank 11/22/24 USD 777 EUR 695 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 28 U.S. Treasury Notes five year contracts 12/24 3,077 $ 4
Long, 5 U.S. Treasury Notes ten year contracts 12/24 571 (3)
Short, 4 U.S. Treasury Notes two year contracts 12/24 (833) (2)
Long, 8 Ultra U.S. Treasury Bonds contracts 12/24 1,065 (3)
Short, 18 Ultra U.S. Treasury Notes ten year contracts 12/24 (2,129) 1
Long, 18 Three Month SOFR Futures contracts 3/25 4,318 8
Short, 18 Three Month SOFR Futures contracts 3/26 (4,365) (6)
Net payments (receipts) of variation margin to date (6)
Variation margin receivable (payable) on open futures contracts $ (7)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.86% ^^ $ (989) $ 1,285 $ 334
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.93%  — 49 4
T. Rowe Price Institutional Emerging Markets Equity Fund  — 464 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.28%  — 1 27
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.37%  — 148 501
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.49%  — 110 141
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.81%  — 17 2
T. Rowe Price Real Assets Fund - I Class  — 849 —
T. Rowe Price Government Reserve Fund, 4.97% — — —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 404
Affiliates not held at period end (512) 359 19
Totals $ (1,501)# $ 3,282 $ 1,432+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.86% ^^ $ 7,624 $ 8,506 $ 9,197 $ 8,218
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.93%  6 1,054 — 1,109
T. Rowe Price Institutional Emerging Markets Equity Fund  7,635 300 — 8,399
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.28%  403 26 — 430
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.37%  9,800 695 — 10,643
T. Rowe Price International Bond Fund - I Class, 3.53%  2,124 14 2,497 —
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.49%  4,326 2,840 — 7,276
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.81%  7 408 — 432
T. Rowe Price Real Assets Fund - I Class  7,016 710 — 8,575
T. Rowe Price Government Reserve Fund, 4.97% 238  ¤  ¤ 1,003
T. Rowe Price Treasury Reserve Fund, 4.94% 10,456  ¤  ¤ 10,747
Total $ 56,832^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1,432 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $53,510.
^^
Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond Fund acquired through a corporate action.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Moderate Allocation Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 42,594 $ — $ 42,594
Bond Mutual Funds 28,108 — — 28,108
Common Stocks 81,882 24,758 63 106,703
Convertible Bonds — — 5 5
Convertible Preferred Stocks — — 238 238
Equity Mutual Funds 16,974 — — 16,974
Preferred Stocks — 114 — 114
Short-Term Investments 10,747 — — 10,747
Securities Lending Collateral 1,003 — — 1,003
Options Purchased — 12 — 12
Total Securities 138,714 67,478 306 206,498
Swaps* — 2 — 2
Forward Currency Exchange Contracts — 2 — 2
Futures Contracts* 13 — — 13
Total $ 138,727 $ 67,482 $ 306 $ 206,515
Liabilities
TBA Sales Commitments $ — $ 265 $ — $ 265
Options Written — 1 — 1
Forward Currency Exchange Contracts — 1 — 1
Futures Contracts* 14 — — 14
Total $ 14 $ 267 $ — $ 281
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E304-054Q3 09/24